Related Party Transactions - Due from related party (Details) - USD ($)	6 Months Ended		12 Months Ended
	Apr. 30, 2025	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2023
Related Party Transactions
Amount due from related party	$ 186,381	$ 190,382	$ 190,382	$ 188,777
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related Party	Related Party	Related Party	Related Party
Ownership percentage in related party's company	86.43%		86.43%	86.43%
Advances made to related party	$ 0	$ 0	$ 7,640	$ 3,468
Amount received from repayment of advances made to related party	$ 0	$ 9,439	$ 11,272	$ 10,900